Shareholders' Equity and Equity Incentive Plan - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 11, 2023 USD ($) $ / shares	Jul. 28, 2023 shares	Jul. 27, 2023 USD ($)	Jul. 20, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Class of Stock [Line Items]
Ordinary shares, authorized (in shares) | shares						1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares) | shares						139,083,369	138,982,872
Ordinary shares, outstanding (in shares) | shares						139,083,369	138,982,872
Common Stock, Number of Votes per Share | vote						1
Cash dividends (in dollars per share) | $ / shares	$ 1.08					$ 1.08
Payment of dividends	$ 150,200
Intercompany loan, amount allowed to be transferred by company							$ 43,300
Intercompany loan, amount allowed to be requested by affiliate							36,300
Intercompany note transferred						$ 0	49,286	$ 0
Intercompany note, amount outstanding							50,100
Distributions paid to former parent						485,400	133,600	42,000
Payments for issuance of intercompany note, including accrued interest						50,400
Dividend payments						150,179	0	0
Share-based compensation costs						46,966	5,509	$ 13,924
JS Global RSU Plan
Class of Stock [Line Items]
Share-based compensation costs						$ 3,200	$ 18,700
2023 Plan
Class of Stock [Line Items]
Ordinary shares available for future award grants | shares		13,898,287				9,845,725
Time-Based Restricted Stock Units (TRSUs) | JS Global RSU Plan
Class of Stock [Line Items]
Shares vesting percentage						30.00%
Vesting period						4 years
Time-Based Restricted Stock Units (TRSUs) | 2023 Plan | Employees and Directors
Class of Stock [Line Items]
Granted (in shares) | shares						1,287,542
Performance-Based Restricted Stock Units (PRSUs)
Class of Stock [Line Items]
Unrecognized share-based compensation cost						$ 33,000
Performance-Based Restricted Stock Units (PRSUs) | JS Global RSU Plan
Class of Stock [Line Items]
Shares vesting percentage						70.00%
Vesting period						4 years
Performance-Based Restricted Stock Units (PRSUs) | 2023 Plan | Employees
Class of Stock [Line Items]
Granted (in shares) | shares						1,667,735
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Unrecognized share-based compensation cost						$ 71,400
Weighted average period						1 year 9 months 18 days
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 30.36
Vested grant date fair value						$ 5,800
Restricted Stock Units (RSUs) | JS Global RSU Plan
Class of Stock [Line Items]
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 0	$ 0.97
Restricted Stock Units (RSUs) | 2023 Plan
Class of Stock [Line Items]
Granted (in shares) | shares						4,059,337
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 28.40
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 28.32	$ 0
Market-Based Restricted Stock Units (MRSUs)
Class of Stock [Line Items]
Unrecognized share-based compensation cost						$ 10,000
Weighted average grant date fair value (in dollars per share) | $ / shares						$ 23.14
Market-Based Restricted Stock Units (MRSUs) | 2023 Plan | Senior Executives
Class of Stock [Line Items]
Granted (in shares) | shares						1,104,060
Employee Stock | Employee Share Purchase Plan
Class of Stock [Line Items]
Maximum shares approved, percentage		1.00%
Number of shares approved (in shares) | shares		1,389,828
Number of additional shares authorized (in shares) | shares		300,000
Maximum additional shares approved, percentage		0.15%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SharkNinja (Japanese) Co. Ltd
Class of Stock [Line Items]
Proceeds from sale of subsidiary			$ 8,000
JS Global
Class of Stock [Line Items]
Dividend payments				$ 375,000	$ 60,300